                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                       Form 13F

                                 Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ];        Amendment Number:___
       This Amendment(Check only one):          [  ] is a restatement
                                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Macquarie Capital Investment Management LLC
Address:        125 West 55th Street
                New York, NY 10019

Form 13F File Number:  28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sally Worrall
Title: Manager
Phone: 212-231-1809

Signature, Place, and Date of Signing

/s/ Sally Worrall              New York, NY             May 15, 2009
---------------------          -------------            ------------
    [Signature]                [City, State]            [Date]

Report Type (Check only one):

[  ]   13F HOLDINGS REPORT.  (check here if all holdings of this reporting manager are reported in this report.)

[X]    13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager

NO.       13F FILE #                  NAME
----      ----------           -----------------------
01        028-13120            Macquarie Group Limited